UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional Class and Investor Class)
Annual Report
December 31, 2021
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2021, the Fund (Investor Class shares) returned 10.75%, relative to an 11.26% return for the MSCI EAFE® Index, the Fund’s benchmark index.
ILIM Commentary
Global equities rose in 2021 as markets were supported by a strong global economic and earnings backdrop with the unprecedented policy supports introduced post-COVID, contributing to the continued recovery in the economy. Additional fiscal stimulus in the U.S. and across other regions in 2021 boosted growth further and led to a sharp rebound in global corporate earnings, which grew by approximately 54% last year. The accelerated vaccine rollout also facilitated the reopening of economies through the year. While the overall trend in equity markets was up over the course of the year, markets experienced several modest corrections related to higher bond yields, rising inflation concerns, the emergence of new COVID variants, political uncertainties, and concerns over Chinese growth. These were ultimately overcome, and markets were trading close to their highs for the year at year-end. The strength of the U.S. dollar against most currencies during 2021 reduced the return from global equities to U.S. dollar-based investors.
Pacific Basin (ex-Japan) stocks rose 4.8% in 2021. The region underperformed global equities as a slow vaccination rollout program resulted in restrictions remaining in place for longer than elsewhere to combat high COVID case numbers which negatively impacted growth. Concerns over the outlook for Chinese growth associated with a weaker property market and a renewed regulatory push across several sectors, including technology and online education, also contributed to slower growth in Asia and investor caution. The Hong Kong market in particular was very weak during the year and was hampered by the overhang of regulatory risks, political tensions with Chinese authorities, high COVID case numbers and concerns over the local property market.
European (ex-UK) markets rose 16.5% in 2021. Following some modest underperformance in the first quarter, European equities performed relatively strongly over the remainder of the year. The European economy suffered a double dip recession in the first quarter due to the lockdowns introduced to combat the surge in COVID case numbers at the end of 2020 and this contributed to the underperformance of European equities at the start of the year. However, with the significant acceleration in vaccine rollouts at the beginning of the second quarter, the European economy rebounded strongly which led to strong gains in equity markets. European equities were supported by the maintenance of relatively loose monetary policies by the European Central Bank and increased levels of fiscal stimulus, including the start of disbursements from the EU Recovery Fund (a facility which provides loans and grants to countries which are funded by the European Union). Relatively attractive valuations versus other markets compared to history and greater sensitivity to the strong global growth backdrop also supported European equities.
Japanese stocks rose 2.0% in 2021. The economic recovery in Japan lagged as it struggled to deal with several waves of COVID during the year. Gross domestic product contracted in both the first and third quarters as restrictions curtailed activity while the auto sector, which is a key part of the economy, suffered from supply constraints in semiconductors, which are key components in the auto manufacturing process. On the political front, there was some disruption as a new prime minister was appointed, although this did result in additional fiscal stimulus being provided. In contrast to elsewhere around the world, inflation remained relatively low in Japan, although this did not lead to increased policy accommodation as the Bank of Japan appears to have reached its limits in terms of policy tools. Given its sensitivity to the Chinese economy, concerns around the outlook for growth in China also acted as a relative drag on Japanese equities. Some support however was provided by valuations which remain attractive in both absolute and relative terms in Japanese equities.
UK equities rose 18.5% in 2021. The rollout of vaccines occurred relatively early and quickly in the UK which allowed the UK economy to reopen ahead of most other regions. Restrictions were loosened and almost totally removed by mid-year and contributed to a strong rebound in growth with UK gross domestic product exceeding global growth by almost 1.5% in 2021. By year-end UK gross domestic product had recovered back to pre-COVID levels and this rebound supported the equity market. The agreement of a trade deal with the EU at the end of 2020, which avoided tariffs, helped remove much of the uncertainty and concerns related to Brexit and was also a factor in the strong equity performance during 2021. The UK market was also supported by attractive relative valuations with the UK trading at some of the lowest valuations amongst major regions.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	11.24%	9.58%	5.68%
Investor Class	10.75%	9.16%	7.54%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2021 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	25.34%
Financial	19.15
Industrial	14.21
Consumer, Cyclical	13.57
Technology	6.64
Basic Materials	6.53
Communications	5.17
Energy	3.53
Utilities	3.24
Government Money Market Mutual Funds	0.87
Diversified	0.18
Short Term Investments	1.57
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,021.80	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.43
Investor Class
Actual	$1,000.00	$1,019.40	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.31
* Expenses are equal to the Fund's annualized expense ratio of 0.28% for the Institutional Class shares and 0.65% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.40%
36,280	Air Liquide SA	$ 6,327,381
14,466	Akzo Nobel NV	1,589,304
98,961	Anglo American PLC	4,069,802
29,045	Antofagasta PLC	528,048
54,295	ArcelorMittal SA(a)	1,741,709
4,838	Arkema SA	682,857
95,200	Asahi Kasei Corp	896,818
70,337	BASF SE	4,936,622
225,928	BHP Group Ltd(a)	6,821,139
161,744	BHP Group PLC	4,811,541
39,129	BlueScope Steel Ltd	597,355
20,989	Boliden AB	809,331
12,079	Brenntag SE	1,090,779
8,133	Chr Hansen Holding A/S(a)	641,290
17,436	Clariant AG(a)	362,194
14,490	Covestro AG(b)	891,830
10,685	Croda International PLC	1,462,813
542	EMS-Chemie Holding AG	605,729
141,248	Evolution Mining Ltd	419,052
16,691	Evonik Industries AG	539,210
38,836	Evraz PLC	317,410
129,682	Fortescue Metals Group Ltd	1,822,904
708	Givaudan SA	3,714,598
764,716	Glencore PLC	3,895,912
16,800	Hitachi Metals Ltd(c)	311,288
52,556	ICL Group Ltd	506,225
37,300	JFE Holdings Inc	475,874
14,806	Johnson Matthey PLC	411,226
13,500	Kansai Paint Co Ltd	293,571
13,386	Koninklijke DSM NV	3,014,609
6,214	LANXESS AG	384,265
98,700	Mitsubishi Chemical Holdings Corp	732,095
11,600	Mitsubishi Gas Chemical Co Inc	196,637
15,100	Mitsui Chemicals Inc	405,891
38,202	Mondi PLC	947,297
63,671	Newcrest Mining Ltd	1,140,352
55,200	Nippon Paint Holdings Co Ltd(a)	602,828
12,100	Nippon Sanso Holdings Corp	264,659
65,674	Nippon Steel Corp	1,072,854
9,600	Nissan Chemical Corp	558,336
10,700	Nitto Denko Corp	826,602
105,290	Norsk Hydro ASA	828,484
86,686	Northern Star Resources Ltd	596,168
15,754	Novozymes A/S Class B	1,293,558
67,100	Oji Holdings Corp	325,103
28,080	Rio Tinto Ltd	2,049,055
86,006	Rio Tinto PLC	5,671,182
27,100	Shin-Etsu Chemical Co Ltd	4,703,893
19,309	Smurfit Kappa Group PLC	1,064,242
5,709	Solvay SA	663,704
354,391	South32 Ltd	1,036,443
45,447	Stora Enso OYJ Class R	834,104
117,100	Sumitomo Chemical Co Ltd	552,221
19,200	Sumitomo Metal Mining Co Ltd	727,190
Shares		Fair Value
Basic Materials — (continued)
45,782	Svenska Cellulosa AB SCA Class B	$ 812,370
9,852	Symrise AG	1,457,057
102,800	Toray Industries Inc	609,053
19,800	Tosoh Corp	294,159
15,680	Umicore SA	639,656
40,873	UPM-Kymmene OYJ	1,555,159
8,832	voestalpine AG	320,453
13,541	Yara International ASA	682,713
		88,436,204
Communications — 5.09%
19,809	Adevinta ASA(c)	263,144
72,215	Auto Trader Group PLC(b)	723,027
65,143	Bollore SA(c)	364,382
683,597	BT Group PLC(a)	1,572,148
32,300	CyberAgent Inc	538,435
12,342	Delivery Hero SE(b)(c)	1,366,141
16,300	Dentsu Group Inc(a)	580,170
255,242	Deutsche Telekom AG	4,716,228
10,969	Elisa OYJ	675,426
2,243	Fiverr International Ltd(c)	255,029
18,700	Hakuhodo DY Holdings Inc	311,167
1,800	Hikari Tsushin Inc	277,214
302,900	HKT Trust & HKT Ltd	406,998
112,092	Informa PLC(c)	784,515
13,371	Just Eat Takeaway.com NV(a)(b)(c)	726,458
10,400	Kakaku.com Inc	278,026
123,600	KDDI Corp	3,614,524
252,190	Koninklijke KPN NV	783,832
33,500	M3 Inc(c)	1,689,116
7,927	Mercari Inc(c)	403,306
19,300	MonotaRO Co Ltd	347,130
4,834	Nice Ltd(c)	1,465,939
98,600	Nippon Telegraph & Telephone Corp	2,696,539
413,299	Nokia OYJ(c)	2,617,704
151,513	Orange SA	1,618,487
60,925	Pearson PLC	505,252
71,459	Prosus NV	5,918,588
11,945	Proximus SADP	233,283
17,459	Publicis Groupe SA	1,176,282
65,900	Rakuten Group Inc(a)(c)	661,192
6,025	Schibsted ASA Class A	232,292
7,256	Schibsted ASA Class B	244,708
6,515	Scout24 SE(b)	454,918
10,400	Sea Ltd ADR(c)	2,326,584
26,175	SEEK Ltd	624,002
634,700	Singapore Telecommunications Ltd	1,092,625
219,900	SoftBank Corp	2,777,463
92,300	SoftBank Group Corp	4,424,877
144,857	Spark New Zealand Ltd	447,968
2,020	Swisscom AG	1,139,531
39,284	Tele2 AB	560,413
788,755	Telecom Italia SpA	388,049

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Communications — (continued)
223,885	Telefonaktiebolaget LM Ericsson	$ 2,463,415
86,211	Telefonica Deutschland Holding AG	239,131
418,546	Telefonica SA(a)	1,814,909
53,793	Telenor ASA	845,576
204,508	Telia Co AB(a)	799,824
318,827	Telstra Corp Ltd	968,976
10,300	Trend Micro Inc(c)	571,815
7,843	United Internet AG	310,946
59,410	Vivendi SE	803,633
2,123,092	Vodafone Group PLC	3,197,299
4,401	Wix.com Ltd(c)	694,434
20,564	Wolters Kluwer NV(c)	2,420,400
91,616	WPP PLC	1,394,477
205,200	Z Holdings Corp	1,184,002
9,600	ZOZO Inc	299,329
		70,291,278
Consumer, Cyclical — 13.03%
12,378	Accor SA(c)	401,213
14,582	adidas AG	4,198,813
11,700	Aisin Corp	448,901
11,500	ANA Holdings Inc(c)	240,406
46,623	Aristocrat Leisure Ltd	1,478,998
15,500	Bandai Namco Holdings Inc	1,211,921
78,977	Barratt Developments PLC	801,754
25,356	Bayerische Motoren Werke AG	2,536,668
8,319	Berkeley Group Holdings PLC	538,697
43,300	Bridgestone Corp(a)	1,858,985
25,188	Bunzl PLC	983,634
30,426	Burberry Group PLC	750,774
142,200	Chow Tai Fook Jewellery Group Ltd	256,227
39,975	Cie Financiere Richemont SA	5,973,659
13,104	Cie Generale des Etablissements Michelin SCA	2,146,226
27,700	City Developments Ltd(a)	140,145
136,622	Compass Group PLC(c)	3,074,926
8,334	Continental AG(c)	875,614
1,500	Cosmos Pharmaceutical Corp	220,519
31,273	Crown Resorts Ltd(c)	272,227
65,543	Daimler AG	5,007,753
31,979	Daimler Truck Holding AG(c)	1,175,616
43,400	Daiwa House Industry Co Ltd	1,247,276
33,400	Denso Corp	2,767,887
60,193	Deutsche Lufthansa AG(c)	421,468
4,497	Domino's Pizza Enterprises Ltd	385,983
17,182	Electrolux AB Class B(a)(c)	416,143
45,257	Entain PLC(c)	1,034,115
13,203	Evolution AB(b)	1,866,126
4,500	Fast Retailing Co Ltd	2,558,001
Shares		Fair Value
Consumer, Cyclical — (continued)
9,086	Faurecia SE	$ 432,275
17,038	Ferguson PLC	3,025,242
9,658	Ferrari NV	2,486,025
12,886	Flutter Entertainment PLC(c)	2,040,027
168,000	Galaxy Entertainment Group Ltd(c)	871,517
472,892	Genting Singapore Ltd	272,012
9,791	GN Store Nord AS	614,344
56,365	H & M Hennes & Mauritz AB Class B(a)	1,106,000
2,426	Hermes International	4,239,126
23,200	Hino Motors Ltd	191,306
124,900	Honda Motor Co Ltd	3,553,498
3,900	Hoshizaki Corp	293,428
12,156	Iida Group Holdings Co Ltd	282,718
4,385	IMCD NV	969,098
83,536	Industria de Diseno Textil SA(a)	2,694,036
14,452	InterContinental Hotels Group PLC(c)	934,110
44,400	Isuzu Motors Ltd	552,624
91,100	ITOCHU Corp	2,787,105
11,800	Japan Airlines Co Ltd(c)	224,003
191,425	JD Sports Fashion PLC	563,898
5,745	Kering SA	4,609,508
165,832	Kingfisher PLC	762,557
8,500	Koito Manufacturing Co Ltd	450,194
7,467	La Francaise des Jeux SAEM(b)	330,920
4,200	Lawson Inc	199,287
21,260	LVMH Moet Hennessy Louis Vuitton SE	17,569,959
118,700	Marubeni Corp	1,156,494
43,600	Mazda Motor Corp(c)	334,538
5,700	McDonald's Holdings Co Japan Ltd(a)	252,259
17,887	Melco Resorts & Entertainment Ltd ADR(c)	182,090
96,800	Mitsubishi Corp	3,073,701
119,500	Mitsui & Co Ltd	2,831,896
15,376	Moncler SpA	1,111,196
10,256	Next PLC	1,134,063
20,900	NGK Insulators Ltd	353,733
8,600	Nintendo Co Ltd	4,023,574
173,500	Nissan Motor Co Ltd(c)	835,671
6,200	Nitori Holdings Co Ltd	927,344
15,300	Oriental Land Co Ltd	2,579,995
30,300	Pan Pacific International Holdings Corp	417,650
171,400	Panasonic Corp	1,884,165
7,554	Pandora A/S	939,649
24,397	Persimmon PLC	945,271
7,981	Puma SE	974,673
65,286	Qantas Airways Ltd(a)(c)	238,154
385	Rational AG	393,764
23,172	Reece Ltd	455,704
14,180	Renault SA(c)	491,909
18,800	Ryohin Keikaku Co Ltd	286,663
192,400	Sands China Ltd(c)	446,522

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Consumer, Cyclical — (continued)
2,239	SEB SA	$ 348,905
28,100	Sekisui Chemical Co Ltd	469,949
46,100	Sekisui House Ltd	991,876
17,800	Sharp Corp	204,425
5,600	Shimano Inc	1,491,388
99,100	Singapore Airlines Ltd(a)(c)	367,438
6,915	Sodexo SA	606,224
96,500	Sony Group Corp	12,185,852
10,500	Stanley Electric Co Ltd	263,624
155,879	Stellantis NV	2,941,437
47,200	Subaru Corp	843,361
87,600	Sumitomo Corp	1,296,427
57,300	Sumitomo Electric Industries Ltd	747,821
28,200	Suzuki Motor Corp	1,087,472
6,407	Swatch Group AG	938,094
165,687	Tabcorp Holdings Ltd	605,305
280,911	Taylor Wimpey PLC	669,536
8,300	Toho Co Ltd	355,176
10,900	Toyota Industries Corp	871,924
812,075	Toyota Motor Corp	15,009,251
16,300	Toyota Tsusho Corp	751,377
2,900	Tsuruha Holdings Inc	278,454
55,175	Universal Music Group NV	1,556,596
17,100	USS Co Ltd	267,166
17,085	Valeo	515,221
2,442	Volkswagen AG	713,878
16,224	Volvo AB Class A	380,574
109,479	Volvo AB Class B	2,531,867
7,700	Welcia Holdings Co Ltd	240,494
86,828	Wesfarmers Ltd	3,746,308
15,280	Whitbread PLC(c)	621,345
10,400	Yamaha Corp	513,089
22,500	Yamaha Motor Co Ltd	540,430
17,023	Zalando SE(b)(c)	1,371,311
		179,939,765
Consumer, Non-Cyclical — 24.84%
12,113	Adecco Group AG	617,247
1,516	Adyen NV(b)(c)	3,979,498
50,100	Aeon Co Ltd	1,180,667
16,675	Afterpay Ltd(c)	1,006,621
36,300	Ajinomoto Co Inc	1,105,049
38,268	Alcon Inc	3,375,444
34,681	Amadeus IT Group SA(c)	2,346,661
13,483	Ambu A/S Class B(a)	355,868
9,075	Amplifon SpA	488,309
58,351	Anheuser-Busch InBev SA	3,517,975
3,564	Argenx SE(a)(c)	1,267,385
35,000	Asahi Group Holdings Ltd	1,362,508
15,900	Asahi Intecc Co Ltd	341,589
34,266	Ashtead Group PLC	2,761,401
27,409	Associated British Foods PLC	749,917
143,100	Astellas Pharma Inc	2,329,028
118,632	AstraZeneca PLC	13,850,959
37,951	Atlantia SpA(c)	753,015
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
477	Bachem Holding AG	$ 373,514
278	Barry Callebaut AG	674,887
75,234	Bayer AG	4,017,816
7,537	Beiersdorf AG	772,580
6,100	Benefit One Inc	262,084
3,199	BioMerieux	454,893
109,181	Brambles Ltd	844,657
166,938	British American Tobacco PLC	6,197,546
127,200	Budweiser Brewing Co APAC Ltd(b)	334,403
23,128	Bureau Veritas SA	767,825
3,172	Carl Zeiss Meditec AG	665,410
7,689	Carlsberg AS Class B	1,327,489
48,478	Carrefour SA	888,770
92	Chocoladefabriken Lindt & Spruengli AG	2,237,182
50,800	Chugai Pharmaceutical Co Ltd	1,655,878
15,918	Coca-Cola Europacific Partners PLC	890,489
16,029	Coca-Cola HBC AG	554,791
4,933	Cochlear Ltd	774,235
102,152	Coles Group Ltd	1,332,884
9,098	Coloplast A/S Class B	1,601,932
36,684	CSL Ltd	7,758,657
17,200	Dai Nippon Printing Co Ltd	432,869
134,200	Daiichi Sankyo Co Ltd	3,415,582
50,027	Danone SA	3,109,648
39,471	Davide Campari-Milano NV	575,971
7,862	Demant A/S(c)	402,583
178,736	Diageo PLC	9,771,344
1,823	DiaSorin SpA	346,818
19,575	Edenred	903,940
18,200	Eisai Co Ltd	1,033,175
105,901	Endeavour Group Ltd	519,692
21,989	EssilorLuxottica SA	4,680,946
46,361	Essity AB Class B	1,512,518
3,707	Etablissements Franz Colruyt NV	157,297
10,228	Eurofins Scientific SE	1,267,162
70,604	Experian PLC	3,476,696
43,200	Fisher & Paykel Healthcare Corp Ltd	967,832
15,904	Fresenius Medical Care AG & Co KGaA	1,031,026
32,074	Fresenius SE & Co KGaA	1,289,162
5,069	Genmab A/S(c)	2,023,307
17,556	Getinge AB Class B	765,128
385,331	GlaxoSmithKline PLC	8,388,652
3,200	GMO Payment Gateway Inc	398,486
21,537	Grifols SA	414,429
8,995	Heineken Holding NV	829,382
19,975	Heineken NV	2,247,978
12,766	HelloFresh SE(c)	978,361
8,251	Henkel AG & Co KGaA	643,174
12,673	Hikma Pharmaceuticals PLC	380,411
16,048	IDP Education Ltd	404,285
72,131	Imperial Brands PLC	1,580,243

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,843	Inmode Ltd(c)	$ 271,239
12,272	Intertek Group PLC	935,865
2,928	Ipsen SA	267,940
4,100	Ito En Ltd	215,424
136,812	J Sainsbury PLC	511,212
90,900	Japan Tobacco Inc(a)	1,835,448
7,688	JDE Peet's NV	237,958
21,686	Jeronimo Martins SGPS SA	496,258
36,400	Kao Corp	1,906,426
12,095	Kerry Group PLC Class A	1,560,443
20,659	Kesko OYJ Class B	688,581
11,300	Kikkoman Corp	951,585
63,400	Kirin Holdings Co Ltd(a)	1,021,176
4,400	Kobayashi Pharmaceutical Co Ltd	346,093
10,700	Kobe Bussan Co Ltd(c)	414,277
80,083	Koninklijke Ahold Delhaize NV	2,748,153
70,254	Koninklijke Philips NV	2,600,211
2,600	Kose Corp	294,949
21,600	Kyowa Kirin Co Ltd	588,939
17,852	Lifco AB Class B	533,215
17,500	Lion Corp	233,941
5,703	Lonza Group AG	4,748,251
19,218	L'Oreal SA	9,163,376
217,659	Medibank Pvt Ltd	530,129
13,900	Medipal Holdings Corp	260,554
9,800	MEIJI Holdings Co Ltd	584,999
9,904	Merck KGaA	2,547,873
32,794	Mowi ASA	776,127
215,575	Nestle SA	30,098,003
36,773	Nexi SpA(b)(c)	582,719
23,700	Nihon M&A Center Holdings Inc	581,341
4,100	Nippon Shinyaku Co Ltd	285,504
16,625	Nisshin Seifun Group Inc	239,838
4,700	Nissin Foods Holdings Co Ltd	343,022
7,190	NMC Health PLC(c)(d)	487
167,786	Novartis AG	14,743,696
128,954	Novo Nordisk A/S Class B	14,484,871
37,448	Ocado Group PLC(c)	851,736
88,100	Olympus Corp	2,028,700
28,700	Ono Pharmaceutical Co Ltd	713,350
8,394	Orion OYJ Class B	348,676
54,965	Orkla ASA	550,945
3,727	Orpea SA	373,774
29,900	Otsuka Holdings Co Ltd(a)	1,087,790
16,043	Pernod Ricard SA	3,859,585
13,700	Persol Holdings Co Ltd	398,304
6,000	Pola Orbis Holdings Inc(a)	99,995
17,918	QIAGEN NV(c)	993,562
13,939	Ramsay Health Care Ltd	724,409
9,296	Randstad NV	634,147
54,694	Reckitt Benckiser Group PLC	4,707,504
7,657	Recordati Industria Chimica e Farmaceutica SpA	491,687
103,900	Recruit Holdings Co Ltd	6,322,909
148,090	RELX PLC	4,832,658
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,790	Remy Cointreau SA	$ 435,093
145,423	Rentokil Initial PLC	1,150,734
56,281	Roche Holding AG	23,429,919
35,227	Ryman Healthcare Ltd(a)(c)	295,389
87,077	Sanofi	8,737,644
27,000	Santen Pharmaceutical Co Ltd	329,636
2,129	Sartorius Stedim Biotech	1,169,258
16,200	Secom Co Ltd	1,125,677
23,971	Securitas AB Class B	329,756
57,700	Seven & i Holdings Co Ltd	2,538,109
459	SGS SA	1,530,168
20,200	Shionogi & Co Ltd	1,420,997
31,000	Shiseido Co Ltd	1,729,382
21,595	Siemens Healthineers AG(b)	1,610,104
67,543	Smith & Nephew PLC	1,178,327
5,800	Sohgo Security Services Co Ltd	230,468
34,424	Sonic Healthcare Ltd	1,167,533
4,149	Sonova Holding AG	1,621,417
785	Straumann Holding AG	1,659,954
14,000	Sumitomo Dainippon Pharma Co Ltd	161,524
10,100	Suntory Beverage & Food Ltd	365,751
118,690	Swedish Match AB	942,242
12,700	Sysmex Corp	1,714,266
2,400	Taisho Pharmaceutical Holdings Co Ltd	110,784
121,152	Takeda Pharmaceutical Co Ltd	3,308,456
49,800	Terumo Corp	2,103,582
595,448	Tesco PLC	2,343,913
86,809	Teva Pharmaceutical Industries Ltd ADR(c)	695,340
19,700	Toppan Inc	369,685
6,700	Toyo Suisan Kaisha Ltd	284,069
233,544	Transurban Group	2,345,779
57,129	Treasury Wine Estates Ltd	515,093
9,522	UCB SA	1,086,707
30,900	Unicharm Corp	1,344,372
198,736	Unilever PLC	10,660,106
3,608	Vifor Pharma AG(a)	640,953
622,145	WH Group Ltd(b)	390,554
144,700	Wilmar International Ltd	445,325
97,075	Woolworths Group Ltd	2,683,490
18,331	Worldline SA(b)(c)	1,020,306
10,000	Yakult Honsha Co Ltd	521,692
		343,118,568
Diversified — 0.18%
206,424	CK Hutchison Holdings Ltd	1,329,046
16,779	Jardine Matheson Holdings Ltd	901,871
40,000	Swire Pacific Ltd Class A	227,520
		2,458,437

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Energy — 3.47%
9,570	Aker BP ASA	$ 294,264
18,513	Ampol Ltd	399,749
91,791	APA Group	671,522
1,540,860	BP PLC	6,902,951
7,538	DCC PLC	616,879
240,850	ENEOS Holdings Inc	899,770
193,281	Eni SpA	2,686,175
75,758	Equinor ASA	2,006,019
38,739	Galp Energia SGPS SA	375,890
16,156	Idemitsu Kosan Co Ltd	412,297
80,900	Inpex Corp(a)	703,474
14,764	Lundin Energy AB	528,297
32,038	Neste OYJ	1,576,773
11,177	OMV AG	632,090
111,119	Repsol SA	1,315,980
314,074	Royal Dutch Shell PLC Class A	6,881,878
281,970	Royal Dutch Shell PLC Class B	6,190,317
251,543	Santos Ltd	1,158,723
17,792	Siemens Gamesa Renewable Energy SA(c)	422,522
192,092	TotalEnergies SE	9,777,513
77,367	Vestas Wind Systems A/S	2,356,223
73,790	Woodside Petroleum Ltd	1,176,355
		47,985,661
Financial — 18.83%
74,531	3i Group PLC	1,460,543
30,764	ABN AMRO Bank NV(a)(b)	452,221
160,130	abrdn PLC	521,488
14,339	Admiral Group PLC	613,577
139,297	Aegon NV	692,522
13,554	Ageas SA	701,924
926,400	AIA Group Ltd	9,350,014
31,574	Allianz SE	7,446,997
4,554	Amundi SA(b)	375,634
72,592	Aroundtown SA	437,901
259,440	Ascendas Real Estate Investment Trust REIT	568,429
83,750	Assicurazioni Generali SpA	1,770,032
14,766	ASX Ltd	997,946
218,011	Australia & New Zealand Banking Group Ltd	4,367,039
298,687	Aviva PLC	1,664,523
148,223	AXA SA	4,411,596
3,263	Azrieli Group Ltd	311,325
3,401	Baloise Holding AG	555,087
510,625	Banco Bilbao Vizcaya Argentaria SA	3,028,498
106,001	Banco Espirito Santo SA(c)	36
1,327,940	Banco Santander SA(c)	4,410,180
88,122	Bank Hapoalim BM	906,948
112,710	Bank Leumi Le-Israel BM	1,208,930
1,296,291	Barclays PLC	3,301,633
86,139	BNP Paribas SA	5,955,733
278,000	BOC Hong Kong Holdings Ltd	911,703
Shares		Fair Value
Financial — (continued)
64,472	British Land Co PLC REIT	$ 465,397
330,070	CaixaBank SA	901,630
355,004	CapitaLand Integrated Commercial Trust REIT(c)	537,111
207,757	Capitaland Investment Ltd(c)	525,298
42,100	Chiba Bank Ltd(c)	240,834
154,424	CK Asset Holdings Ltd	974,101
14,064	CNP Assurances	347,875
77,857	Commerzbank AG(c)	589,032
135,859	Commonwealth Bank of Australia	9,987,140
77,200	Concordia Financial Group Ltd	280,356
3,804	Covivio REIT	312,254
94,715	Credit Agricole SA	1,350,380
202,997	Credit Suisse Group AG	1,968,182
77,600	Dai-ichi Life Holdings Inc	1,565,190
5,300	Daito Trust Construction Co Ltd	608,022
178	Daiwa House Investment Corp REIT	539,230
107,500	Daiwa Securities Group Inc	606,622
51,975	Danske Bank A/S	897,297
138,776	DBS Group Holdings Ltd	3,361,011
159,828	Deutsche Bank AG(c)	1,990,658
14,580	Deutsche Boerse AG	2,434,484
82,965	Dexus REIT	670,842
70,530	DNB Bank ASA	1,613,285
22,939	EQT AB	1,243,524
26,285	Erste Group Bank AG	1,232,250
148,400	ESR Cayman Ltd(b)(c)	501,979
2,790	Eurazeo SE	243,414
6,550	Euronext NV(b)	680,963
8,223	EXOR NV	736,103
7,948	Fastighets AB Balder Class B(c)	571,970
46,941	FinecoBank Banca Fineco SpA	822,055
4,100	Futu Holdings Ltd ADR(c)	177,530
3,338	Gecina SA REIT	467,088
15,596	Gjensidige Forsikring ASA	378,373
342	GLP J-REIT	591,153
127,847	Goodman Group REIT	2,464,477
149,793	GPT Group REIT	590,661
8,843	Groupe Bruxelles Lambert SA	987,646
154,000	Hang Lung Properties Ltd	316,787
59,400	Hang Seng Bank Ltd	1,087,707
4,682	Hannover Rueck SE	887,690
26,179	Hargreaves Lansdown PLC	480,891
109,830	Henderson Land Development Co Ltd	468,488
92,312	Hong Kong Exchanges & Clearing Ltd	5,398,773
87,800	Hongkong Land Holdings Ltd	456,526
1,564,246	HSBC Holdings PLC	9,445,814
28,400	Hulic Co Ltd(c)	270,070
10,472	Industrivarden AB Class A	332,740
11,871	Industrivarden AB Class C(c)	371,927

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Financial — (continued)
298,970	ING Groep NV	$ 4,156,576
196,144	Insurance Australia Group Ltd(c)	607,853
1,264,781	Intesa Sanpaolo SpA	3,266,830
38,184	Investor AB Class A	1,004,531
139,523	Investor AB Class B	3,501,093
89,032	Israel Discount Bank Ltd Class A	597,784
40,300	Japan Exchange Group Inc	882,949
536	Japan Metropolitan Fund Invest REIT	461,762
31,300	Japan Post Bank Co Ltd	286,916
187,600	Japan Post Holdings Co Ltd	1,461,456
17,200	Japan Post Insurance Co Ltd	276,298
96	Japan Real Estate Investment Corp REIT	544,956
16,578	Julius Baer Group Ltd	1,108,609
18,924	KBC Group NV	1,625,973
18,938	Kinnevik AB Class B(c)	673,315
16,564	Klepierre SA REIT	391,941
5,830	L E Lundbergforetagen AB Class B	326,629
56,163	Land Securities Group PLC REIT	592,588
5,593	LEG Immobilien SE	779,791
451,953	Legal & General Group PLC	1,824,501
164,051	Link REIT	1,445,169
5,435,565	Lloyds Banking Group PLC	3,529,439
25,267	London Stock Exchange Group PLC	2,376,179
204,738	M&G PLC	553,741
26,832	Macquarie Group Ltd	4,010,977
9,738	Magellan Financial Group Ltd(a)(c)	150,476
166,800	Mapletree Commercial Trust REIT	249,486
255,438	Mapletree Logistics Trust REIT	360,253
49,365	Mediobanca Banca di Credito Finanziario SpA	566,733
328,501	Melrose Industries PLC	714,194
307,928	Mirvac Group REIT	651,812
90,600	Mitsubishi Estate Co Ltd	1,256,848
50,300	Mitsubishi HC Capital Inc	248,861
936,100	Mitsubishi UFJ Financial Group Inc	5,094,516
69,900	Mitsui Fudosan Co Ltd	1,385,472
11,301	Mizrahi Tefahot Bank Ltd(c)	435,209
185,110	Mizuho Financial Group Inc	2,351,129
34,900	MS&AD Insurance Group Holdings Inc	1,074,651
10,729	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,167,292
252,180	National Australia Bank Ltd	5,295,034
441,098	NatWest Group PLC	1,350,179
113,108	New World Development Co Ltd	447,826
118	Nippon Building Fund Inc REIT(a)	687,309
Shares		Fair Value
Financial — (continued)
164	Nippon Prologis REIT Inc	$ 579,697
20,449	NN Group NV	1,105,887
236,500	Nomura Holdings Inc	1,030,111
9,300	Nomura Real Estate Holdings Inc	214,290
313	Nomura Real Estate Master Fund Inc REIT	440,497
248,114	Nordea Bank Abp	3,026,631
6,200	Open House Group Co Ltd	323,991
92,400	ORIX Corp	1,885,716
214	Orix J-REIT Inc	334,535
259,285	Oversea-Chinese Banking Corp Ltd	2,194,523
1,737	Partners Group Holding AG	2,867,456
48,658	Phoenix Group Holdings PLC	430,589
200,304	Prudential PLC	3,462,460
111,469	QBE Insurance Group Ltd	920,479
11,435	Raiffeisen Bank International AG	335,852
3,979	REA Group Ltd	485,205
159,000	Resona Holdings Inc	617,902
12,337	Sagax AB Class B(c)	414,986
38,637	Sampo OYJ Class A	1,933,705
19,140	SBI Holdings Inc	522,054
387,905	Scentre Group REIT	892,326
9,238	Schroders PLC	445,768
91,254	Segro PLC REIT	1,775,338
30,900	Shizuoka Bank Ltd(c)	220,596
59,500	Singapore Exchange Ltd	410,726
234,812	Sino Land Co Ltd	292,378
122,844	Skandinaviska Enskilda Banken AB	1,705,512
62,626	Societe Generale SA	2,152,373
1,199	Sofina SA	588,958
24,550	Sompo Holdings Inc	1,035,364
41,428	St James's Place PLC	946,439
203,046	Standard Chartered PLC	1,234,401
187,246	Stockland REIT(c)	577,655
99,900	Sumitomo Mitsui Financial Group Inc	3,411,316
26,086	Sumitomo Mitsui Trust Holdings Inc	872,273
24,100	Sumitomo Realty & Development Co Ltd	710,488
99,500	Sun Hung Kai Properties Ltd	1,207,358
99,384	Suncorp Group Ltd	800,147
111,697	Svenska Handelsbanken AB Class A	1,207,216
69,016	Swedbank AB Class A	1,386,935
94,800	Swire Properties Ltd Class A	237,652
2,427	Swiss Life Holding AG	1,482,841
5,912	Swiss Prime Site AG	580,369
23,199	Swiss Re AG	2,290,055
42,100	T&D Holdings Inc	537,860
48,000	Tokio Marine Holdings Inc	2,672,143
2,700	Tokyo Century Corp	131,067
27,632	Tryg A/S	681,892
273,969	UBS Group AG	4,917,551

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Financial — (continued)
9,772	Unibail-Rodamco-Westfield REIT(a)(c)	$ 683,836
163,954	UniCredit SpA	2,520,192
89,206	United Overseas Bank Ltd	1,781,597
40,106	UOL Group Ltd(c)	211,110
287,242	Vicinity Centres REIT	353,259
56,497	Vonovia SE	3,113,104
17,312	Washington H Soul Pattinson & Co Ltd(c)	373,118
2,220	Wendel SE	266,012
280,937	Westpac Banking Corp	4,358,309
129,300	Wharf Real Estate Investment Co Ltd(a)	657,005
11,522	Zurich Insurance Group AG	5,047,546
		260,067,076
Industrial — 13.87%
125,788	ABB Ltd	4,794,134
17,891	ACS Actividades de Construccion y Servicios SA	476,986
5,702	Aena SME SA(b)(c)	897,972
2,284	Aeroports de Paris(c)	294,644
15,400	AGC Inc	735,706
45,145	Airbus SE(c)	5,776,017
23,763	Alfa Laval AB	954,549
24,260	Alstom SA	861,483
249	AP Moller - Maersk A/S Class A(a)	826,073
444	AP Moller - Maersk A/S Class B	1,584,775
77,070	Assa Abloy AB Class B	2,349,169
29,667	Atlas Copco AB	1,742,648
51,425	Atlas Copco AB Class A	3,553,511
92,545	Auckland International Airport Ltd(c)	487,141
143,786	Aurizon Holdings Ltd	365,306
9,600	Azbil Corp	437,842
244,171	BAE Systems PLC	1,820,165
17,296	Bouygues SA	619,127
19,300	Brother Industries Ltd	371,998
39,163	Cellnex Telecom SA(b)	2,268,616
11,000	Central Japan Railway Co	1,463,792
38,744	Cie de Saint-Gobain	2,725,505
51,500	CK Infrastructure Holdings Ltd	328,118
78,364	CNH Industrial NV	1,515,104
59,655	CRH PLC	3,158,134
7,700	Daifuku Co Ltd	629,667
19,100	Daikin Industries Ltd	4,326,519
2,010	Dassault Aviation SA	217,396
75,910	Deutsche Post AG	4,882,585
2,300	Disco Corp	703,001
15,623	DSV A/S	3,640,601
23,200	East Japan Railway Co	1,426,232
6,347	Eiffage SA	654,399
2,039	Elbit Systems Ltd	352,450
50,830	Epiroc AB Class A	1,285,278
Shares		Fair Value
Industrial — (continued)
30,501	Epiroc AB Class B	$ 645,011
14,700	FANUC Corp	3,124,661
37,498	Ferrovial SA(a)(c)	1,172,695
10,100	Fuji Electric Co Ltd	551,744
11,842	GEA Group AG(c)	646,802
2,790	Geberit AG	2,274,224
32,556	Getlink SE	539,201
29,131	Halma PLC	1,262,690
18,200	Hankyu Hanshin Holdings Inc(c)	517,222
11,229	HeidelbergCement AG	759,945
151,249	Hexagon AB	2,395,867
2,479	Hirose Electric Co Ltd	416,620
8,700	Hitachi Construction Machinery Co Ltd	251,386
74,200	Hitachi Ltd	4,019,661
40,520	Holcim Ltd	2,060,810
28,400	Hoya Corp	4,214,328
33,154	Husqvarna AB Class B	530,096
7,700	Ibiden Co Ltd	457,269
27,811	Infrastrutture Wireless Italiane SpA(b)	337,237
15,157	InPost SA(c)	182,881
11,635	Investment AB Latour(a)	472,712
34,088	James Hardie Industries PLC	1,372,112
15,800	JSR Corp	600,455
33,100	Kajima Corp	380,402
7,900	Keio Corp	348,565
10,600	Keisei Electric Railway Co Ltd	286,757
108,200	Keppel Corp Ltd	411,485
14,960	Keyence Corp	9,406,222
11,796	Kingspan Group PLC	1,407,085
12,900	Kintetsu Group Holdings Co Ltd(c)	360,615
5,645	KION Group AG	616,579
5,792	Knorr-Bremse AG	572,043
66,500	Komatsu Ltd	1,555,169
25,755	Kone OYJ Class B	1,848,144
3,545	Kornit Digital Ltd(c)	539,726
78,100	Kubota Corp(a)	1,736,636
4,162	Kuehne + Nagel International AG	1,340,403
8,000	Kurita Water Industries Ltd	379,268
24,600	Kyocera Corp	1,538,140
20,551	Legrand SA	2,406,952
53,258	Lendlease Corp Ltd	414,695
20,800	Lixil Corp	554,880
17,400	Makita Corp	738,625
27,200	MINEBEA MITSUMI Inc	772,851
22,000	MISUMI Group Inc	903,804
138,200	Mitsubishi Electric Corp	1,754,178
25,000	Mitsubishi Heavy Industries Ltd	578,010
6,300	Miura Co Ltd	216,880
120,702	MTR Corp Ltd	647,935
4,113	MTU Aero Engines AG	835,119
44,000	Murata Manufacturing Co Ltd	3,509,548
108,350	Nibe Industrier AB	1,637,162

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Industrial — (continued)
34,300	Nidec Corp	$ 4,057,498
6,000	Nippon Express Holdings Co Ltd	360,428
12,100	Nippon Yusen KK	922,661
48,000	Obayashi Corp	371,489
21,800	Odakyu Electric Railway Co Ltd	405,294
14,200	Omron Corp	1,414,993
30,556	Orica Ltd	304,712
41,357	Poste Italiane SpA(b)	541,787
19,814	Prysmian SpA	745,326
2,900	Rinnai Corp	261,714
651	ROCKWOOL International A/S Class B	284,277
645,750	Rolls-Royce Holdings PLC(c)	1,077,667
26,174	Safran SA	3,204,303
86,904	Sandvik AB	2,422,323
4,730	Schindler Holding AG	1,267,792
41,397	Schneider Electric SE	8,138,455
23,600	SG Holdings Co Ltd	553,383
18,300	Shimadzu Corp	772,956
43,700	Shimizu Corp	270,955
58,583	Siemens AG	10,146,730
30,887	Siemens Energy AG(c)	788,059
10,857	Sika AG	4,512,359
117,600	Singapore Technologies Engineering Ltd	328,189
106,000	SITC International Holdings Co Ltd	383,369
26,361	Skanska AB Class B	681,198
29,274	SKF AB Class B	692,322
4,300	SMC Corp	2,906,190
29,253	Smiths Group PLC	625,969
5,660	Spirax-Sarco Engineering PLC	1,231,401
97,285	Sydney Airport(c)	614,205
14,100	Taisei Corp	428,782
30,200	TDK Corp	1,178,582
106,000	Techtronic Industries Co Ltd	2,113,100
38,225	Tenaris SA	398,954
7,999	Thales SA	680,447
13,900	Tobu Railway Co Ltd	317,197
37,900	Tokyu Corp	503,830
31,300	Toshiba Corp	1,287,946
11,300	TOTO Ltd	521,354
2,071	VAT Group AG(b)	1,026,230
22,600	Venture Corp Ltd	307,108
41,190	Vinci SA	4,350,270
35,336	Wartsila OYJ Abp	495,614
16,200	West Japan Railway Co	677,531
136,000	Xinyi Glass Holdings Ltd	340,656
21,500	Yamato Holdings Co Ltd	505,068
17,900	Yaskawa Electric Corp	878,275
18,300	Yokogawa Electric Corp	330,304
		191,659,402
Technology — 6.53%
15,400	Advantest Corp	1,458,367
Shares		Fair Value
Technology — (continued)
3,589	ASM International NV	$ 1,584,246
31,653	ASML Holding NV	25,354,675
9,760	AVEVA Group PLC	450,215
6,174	Bechtle AG(c)	439,339
76,000	Canon Inc(a)	1,853,918
13,200	Capcom Co Ltd	310,878
12,280	Capgemini SE	3,009,587
8,244	Check Point Software Technologies Ltd(c)	960,921
42,534	Computershare Ltd	619,172
3,138	CyberArk Software Ltd(c)	543,753
50,911	Dassault Systemes SE	3,021,327
35,841	Embracer Group AB(c)	380,237
27,900	FUJIFILM Holdings Corp	2,068,347
15,100	Fujitsu Ltd	2,594,581
10,500	Hamamatsu Photonics KK	670,634
100,007	Infineon Technologies AG	4,604,163
7,600	Itochu Techno-Solutions Corp	244,475
4,970	Koei Tecmo Holdings Co Ltd(c)	195,145
7,000	Konami Holdings Corp	335,997
5,800	Lasertec Corp(c)	1,776,549
13,306	Logitech International SA(a)	1,116,209
18,400	NEC Corp	850,810
4,568	Nemetschek SE	584,082
37,600	Nexon Co Ltd	727,043
26,169	Nomura Research Institute Ltd	1,118,746
47,800	NTT Data Corp	1,025,368
5,500	Obic Co Ltd	1,029,321
2,800	Oracle Corp Japan	212,726
8,500	Otsuka Corp(a)	405,302
96,200	Renesas Electronics Corp(c)	1,194,872
51,000	Ricoh Co Ltd	475,377
6,700	Rohm Co Ltd	609,495
78,670	Sage Group PLC	910,070
79,966	SAP SE	11,254,362
12,600	SCSK Corp	250,768
20,700	Seiko Epson Corp	372,816
41,468	Sinch AB(a)(b)(c)	523,257
6,800	Square Enix Holdings Co Ltd	348,837
52,297	STMicroelectronics NV	2,571,698
24,800	SUMCO Corp	504,997
4,441	Teleperformance	1,985,464
5,065	Temenos AG	698,167
17,900	TIS Inc(c)	532,275
11,400	Tokyo Electron Ltd	6,561,530
6,886	Ubisoft Entertainment SA(c)	335,901
11,561	WiseTech Global Ltd	490,317
10,320	Xero Ltd(c)	1,056,344
		90,222,680
Utilities — 3.18%
147,042	AusNet Services Ltd	275,068
50,700	Chubu Electric Power Co Inc	535,520
126,500	CLP Holdings Ltd	1,278,254
172,783	E.ON SE	2,401,239

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Utilities — (continued)
213,284	EDP - Energias de Portugal SA	$ 1,171,633
21,098	EDP Renovaveis SA(a)	524,653
37,110	Electricite de France SA	436,461
2,306	Elia Group SA(a)	303,944
19,930	Enagas SA	463,000
25,162	Endesa SA(a)	579,265
622,849	Enel SpA(c)	4,980,348
139,891	Engie SA	2,071,138
34,615	Fortum OYJ(c)	1,061,656
225,000	HK Electric Investments & HK Electric Investments Ltd(b)	220,742
858,229	Hong Kong & China Gas Co Ltd	1,338,635
428,663	Iberdrola SA(c)	5,075,328
55,900	Kansai Electric Power Co Inc	522,497
54,233	Mercury NZ Ltd	227,204
99,423	Meridian Energy Ltd	330,011
281,484	National Grid PLC	4,058,024
14,333	Naturgy Energy Group SA(a)	466,183
131,775	Origin Energy Ltd	502,916
14,289	Orsted AS(b)	1,829,951
29,700	Osaka Gas Co Ltd	491,216
109,500	Power Assets Holdings Ltd	682,550
32,927	Red Electrica Corp SA	712,026
48,610	RWE AG	1,969,508
19,694	Severn Trent PLC	786,150
150,582	Snam SpA	906,981
79,029	SSE PLC	1,766,168
27,157	Suez SA	612,490
107,713	Terna - Rete Elettrica Nazionale	871,358
124,000	Tokyo Electric Power Co Holdings Inc(c)	320,566
30,100	Tokyo Gas Co Ltd	540,306
7,455	Uniper SE	353,964
51,754	United Utilities Group PLC	763,301
52,240	Veolia Environnement SA	1,918,455
5,262	Verbund AG	591,365
		43,940,074
TOTAL COMMON STOCK — 95.42% (Cost $1,060,968,749)		$1,318,119,145
PREFERRED STOCK
Basic Materials — 0.02%
5,606	FUCHS PETROLUB SE	253,329
Consumer, Cyclical — 0.31%
4,687	Bayerische Motoren Werke AG	388,677
11,833	Porsche Automobil Holding SE	1,117,185
14,212	Volkswagen AG	2,854,950
		4,360,812
Shares		Fair Value
Consumer, Non-Cyclical — 0.08%
13,675	Henkel AG & Co KGaA	$ 1,103,450
Industrial — 0.10%
2,006	Sartorius AG	1,356,737
TOTAL PREFERRED STOCK — 0.51% (Cost $6,235,110)		$ 7,074,328
RIGHTS
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(c)	19,894
Utilities — 0.01%
332,295	Iberdrola SA(c)	96,156
TOTAL RIGHTS — 0.01% (Cost $94,136)		$ 116,050
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,258,000	BlackRock FedFund Institutional Class(f), 0.03%(g)	2,258,000
1,866,000	Federated Hermes Government Obligations Fund Premier Shares(f), 0.03%(g)	1,866,000
1,016,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(f), 0.01%(g)	1,016,000
1,866,000	Goldman Sachs Financial Square Government Fund Institutional Class(f), 0.02%(g)	1,866,000
1,866,000	Invesco Government & Agency Portfolio Institutional Class(f), 0.03%(g)	1,866,000
1,866,000	JPMorgan U.S. Government Money Market Fund Capital Shares(f), 0.03%(g)	1,866,000
1,016,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(f), 0.03%(g)	1,016,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.85% (Cost $11,754,000)		$ 11,754,000

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.55%
$6,227,216	Undivided interest of 10.55% in a repurchase agreement (principal amount/value $59,020,628 with a maturity value of $59,020,874) with Bank of America Securities Inc, 0.05%, dated 12/31/21 to be repurchased at $6,227,216 on 1/3/22 collateralized by Federal National Mortgage Association securities, 1.00% - 5.00%, 9/1/28 - 1/1/61, with a value of $60,201,041.(f)	$ 6,227,216
5,588,363	Undivided interest of 54.91% in a repurchase agreement (principal amount/value $10,178,750 with a maturity value of $10,178,792) with HSBC Securities (USA) Inc, 0.05%, dated 12/31/21 to be repurchased at $5,588,363 on 1/3/22 collateralized by various U.S. Government Agency securities, 1.64% - 4.50%, 3/1/31 - 12/1/51, with a value of $10,382,325.(f)	5,588,363
6,227,215	Undivided interest of 7.47% in a repurchase agreement (principal amount/value $83,389,448 with a maturity value of $83,389,795) with RBC Capital Markets Corp, 0.05%, dated 12/31/21 to be repurchased at $6,227,215 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/15/22 - 12/1/51, with a value of $85,057,237.(f)	6,227,215
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,335,446	Undivided interest of 7.55% in a repurchase agreement (principal amount/value $44,179,558 with a maturity value of $44,179,779) with Citigroup Global Markets Inc, 0.06%, dated 12/31/21 to be repurchased at $3,335,446 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.50%, 2/15/22 - 12/20/51, with a value of $45,063,151.(f)	$ 3,335,446
TOTAL SHORT TERM INVESTMENTS — 1.55% (Cost $21,378,240)		$ 21,378,240
TOTAL INVESTMENTS — 98.34% (Cost $1,100,430,235)		$1,358,441,763
OTHER ASSETS & LIABILITIES, NET — 1.66%		$ 22,953,341
TOTAL NET ASSETS — 100.00%		$1,381,395,104

(a)	All or a portion of the security is on loan at December 31, 2021.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of December 31, 2021.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2021
At December 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EMINI Index	508	USD	58,973,720	March 2022	$969,860
				Net Appreciation	$969,860
At December 31, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	9,934	GBP	7,504	February 01, 2022	$(217)
CIT	USD	21,207	GBP	15,791	February 07, 2022	(151)
MEL	USD	21,505	AUD	29,776	February 22, 2022	(142)
MEL	USD	11,773	AUD	16,300	February 24, 2022	(78)
MEL	USD	37,694	AUD	52,192	February 28, 2022	(250)
MEL	USD	14,086	AUD	19,505	March 16, 2022	(95)
MEL	USD	1,438,716	CHF	1,320,550	January 11, 2022	(10,365)
MEL	USD	1,716,384	EUR	1,474,760	January 11, 2022	37,396
MEL	USD	122,005	EUR	107,763	January 13, 2022	(681)
MEL	USD	105,538	EUR	94,027	February 04, 2022	(1,517)
MEL	USD	5,795	GBP	4,343	January 04, 2022	(83)
MEL	USD	5,492	GBP	4,080	January 05, 2022	(30)
MEL	USD	18,918	GBP	14,171	January 07, 2022	(261)
MEL	USD	18,320	GBP	13,717	January 12, 2022	(241)
MEL	USD	96,151	GBP	71,437	January 13, 2022	(514)
MEL	USD	12,444	GBP	9,400	January 14, 2022	(275)
MEL	USD	61,065	GBP	45,722	January 19, 2022	(796)
MEL	USD	4,672	GBP	3,529	January 28, 2022	(102)
MEL	USD	4,350	GBP	3,257	February 01, 2022	(56)
MEL	USD	2,850	GBP	2,141	February 04, 2022	(46)
MEL	USD	119,779	GBP	89,979	February 09, 2022	(1,923)
MEL	USD	10,875	HKD	84,800	January 14, 2022	(1)
MEL	USD	10,951	JPY	1,242,216	February 15, 2022	154
MEL	USD	4,223	JPY	484,500	March 01, 2022	11
MEL	USD	11,099	JPY	1,273,385	March 04, 2022	29
MEL	USD	7,299	JPY	837,420	March 08, 2022	19
MEL	USD	10,054	JPY	1,153,450	March 11, 2022	26
MEL	USD	2,197	JPY	252,067	March 15, 2022	6
MEL	USD	12,153	JPY	1,394,085	March 22, 2022	31
MEL	USD	3,998	JPY	458,660	March 24, 2022	10
MEL	USD	95,682	JPY	10,975,455	March 25, 2022	246
MEL	USD	11,678	JPY	1,339,515	March 28, 2022	30
MEL	USD	59,218	JPY	6,792,520	March 29, 2022	151
MEL	USD	77,037	JPY	8,836,175	March 31, 2022	197
MEL	USD	19,994	SGD	27,297	January 10, 2022	(257)
MEL	USD	10,333	SGD	14,132	January 28, 2022	(148)
					Net Appreciation	$20,077
Counterparty Abbreviations:
CIT	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2021
Summary of Investments by Country as of December 31, 2021.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 299,493,010	22.05%
United Kingdom	168,618,531	12.41
France	149,092,178	10.98
Switzerland	145,414,864	10.70
Germany	115,950,086	8.54
Australia	94,224,623	6.94
Netherlands	83,293,986	6.13
Sweden	49,362,937	3.63
Hong Kong	36,164,581	2.66
Denmark	35,785,981	2.63
United States	33,132,240	2.44
Spain	30,101,617	2.22
Italy	27,238,843	2.01
Finland	16,662,174	1.23
Singapore	15,890,455	1.17
Ireland	14,695,618	1.08
Belgium	10,507,066	0.77
Israel	9,745,252	0.72
Norway	8,715,931	0.64
Luxembourg	3,845,726	0.28
New Zealand	3,811,889	0.28
Austria	3,112,009	0.23
Portugal	2,043,817	0.15
Chile	528,048	0.04
Macau	446,522	0.03
Jordan	380,411	0.03
Poland	182,881	0.01
United Arab Emirates	487	0.00
Total	$1,358,441,763	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $31,392,432 of securities on loan)(a)	$1,337,063,523
Repurchase agreements, fair value(b)	21,378,240
Cash	46,213,701
Cash denominated in foreign currencies, fair value(c)	3,223,930
Cash pledged on futures contracts	4,769,068
Dividends receivable	4,225,570
Subscriptions receivable	2,671,381
Unrealized appreciation on forward foreign currency contracts	38,306
Total Assets	1,419,583,719
LIABILITIES:
Payable for director fees	3,085
Payable for investments purchased	49,193
Payable for other accrued fees	213,404
Payable for shareholder services fees	170,199
Payable to investment adviser	267,628
Payable upon return of securities loaned	33,132,240
Redemptions payable	4,296,772
Unrealized depreciation on forward foreign currency contracts	18,229
Variation margin on futures contracts	37,865
Total Liabilities	38,188,615
NET ASSETS	$1,381,395,104
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,621,822
Paid-in capital in excess of par	1,128,268,795
Undistributed/accumulated earnings	241,504,487
NET ASSETS	$1,381,395,104
NET ASSETS BY CLASS
Investor Class	$617,570,389
Institutional Class	$763,824,715
CAPITAL STOCK:
Authorized
Investor Class	185,000,000
Institutional Class	250,000,000
Issued and Outstanding
Investor Class	47,149,812
Institutional Class	69,068,409
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.10
Institutional Class	$11.06
(a) Cost of investments	$1,079,051,995
(b) Cost of repurchase agreements	$21,378,240
(c) Cost of cash denominated in foreign currencies	$3,210,251
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$9,488
Income from securities lending	252,711
Dividends	27,903,134
Foreign withholding tax	(2,890,977)
Total Income	25,274,356
EXPENSES:
Management fees	2,683,177
Shareholder services fees – Investor Class	1,145,650
Audit and tax fees	78,066
Custodian fees	231,151
Director's fees	17,642
Legal fees	10,361
Pricing fees	50,402
Registration fees	51,905
Shareholder report fees	19,038
Transfer agent fees	7,968
Other fees	4,165
Total Expenses	4,299,525
NET INVESTMENT INCOME	20,974,831
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	24,282,784
Net realized gain on futures contracts	814,695
Net realized gain on forward foreign currency contracts	43,776
Net Realized Gain	25,141,255
Net change in unrealized appreciation on investments and foreign currency translations	61,154,573
Net change in unrealized appreciation on futures contracts	514,151
Net change in unrealized appreciation on forward foreign currency contracts	112,177
Net Change in Unrealized Appreciation	61,780,901
Net Realized and Unrealized Gain	86,922,156
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,896,987
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West International Index Fund	2021	2020
OPERATIONS:
Net investment income	$20,974,831	$18,390,886
Net realized gain	25,141,255	29,442,366
Net change in unrealized appreciation	61,780,901	35,076,903
Net Increase in Net Assets Resulting from Operations	107,896,987	82,910,155
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(25,779,005)	(6,214,440)
Class L(a)	-	(811,147)
Institutional Class	(49,944,647)	(23,533,004)
From Net Investment Income and Net Realized Gains	(75,723,652)	(30,558,591)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	493,750,181	188,268,379
Class L(a)	-	26,917,511
Institutional Class	119,562,039	122,501,992
Shares issued in reinvestment of distributions
Investor Class	25,779,005	6,214,440
Class L(a)	-	811,147
Institutional Class	49,944,647	23,533,004
Shares redeemed
Investor Class	(174,518,879)	(139,087,100)
Class L(a)	-	(126,537,527)
Institutional Class	(176,129,620)	(216,712,007)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	338,387,373	(114,090,161)
Total Increase (Decrease) in Net Assets	370,560,708	(61,738,597)
NET ASSETS:
Beginning of year	1,010,834,396	1,072,572,993
End of year	$1,381,395,104	$1,010,834,396
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	36,694,388	17,203,589
Class L(a)	-	3,079,904
Institutional Class	10,485,342	14,249,281
Shares issued in reinvestment of distributions
Investor Class	1,944,250	507,072
Class L(a)	-	86,201
Institutional Class	4,408,807	2,269,156
Shares redeemed
Investor Class	(13,221,203)	(12,520,242)
Class L(a)	-	(13,594,266)
Institutional Class	(15,496,638)	(22,649,743)
Net Increase (Decrease)	24,814,946	(11,369,048)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2021	$12.50	0.20	1.15	1.35	(0.29)	(0.46)	(0.75)	$13.10	10.75%
12/31/2020	$11.92	0.19	0.69	0.88	(0.19)	(0.11)	(0.30)	$12.50	7.52%
12/31/2019	$10.09	0.29	1.86	2.15	(0.28)	(0.04)	(0.32)	$11.92	21.25%
12/31/2018	$12.13	0.27	(1.95)	(1.68)	(0.22)	(0.14)	(0.36)	$10.09	(13.84%)
12/31/2017	$ 9.99	0.23	2.23	2.46	(0.24)	(0.08)	(0.32)	$12.13	24.62%
Institutional Class
12/31/2021	$10.61	0.24	0.96	1.20	(0.29)	(0.46)	(0.75)	$11.06	11.24%
12/31/2020	$10.16	0.21	0.57	0.78	(0.22)	(0.11)	(0.33)	$10.61	7.84%
12/31/2019	$ 8.64	0.28	1.61	1.89	(0.33)	(0.04)	(0.37)	$10.16	21.80%
12/31/2018	$10.46	0.27	(1.69)	(1.42)	(0.26)	(0.14)	(0.40)	$ 8.64	(13.56%)
12/31/2017	$ 8.65	0.24	1.93	2.17	(0.28)	(0.08)	(0.36)	$10.46	25.10%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2021	$617,570	0.65%	0.65%	1.49%	13%
12/31/2020	$271,563	0.65%	0.65%	1.76%	6%
12/31/2019	$197,206	0.64%	0.64%	2.57%	8%
12/31/2018	$183,743	0.65%	0.65%	2.28%	10%
12/31/2017	$193,453	0.68%	0.68%	2.02%	7%
Institutional Class
12/31/2021	$763,825	0.28%	0.28%	2.10%	13%
12/31/2020	$739,271	0.28%	0.28%	2.22%	6%
12/31/2019	$769,900	0.27%	0.27%	2.91%	8%
12/31/2018	$668,667	0.30%	0.30%	2.66%	10%
12/31/2017	$777,648	0.33%	0.33%	2.40%	7%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-six funds. Interests in the Great-West International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 2, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Annual Report - December 31, 2021

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 16,824,064	$ 1,301,294,594	$ 487	$ 1,318,119,145
Preferred Stock	253,329	6,820,999	—	7,074,328
Rights	—	116,050	—	116,050
Government Money Market Mutual Funds	11,754,000	—	—	11,754,000
Short Term Investments	—	21,378,240	—	21,378,240
Total investments, at fair value:	28,831,393	1,329,609,883	487	1,358,441,763
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	38,306	—	38,306
Futures Contracts(a)	969,860	—	—	969,860
Total Assets	$ 29,801,253	$ 1,329,648,189	$ 487	$ 1,359,449,929
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(18,229)	—	(18,229)
Total Liabilities	$ 0	$ (18,229)	$ 0	$ (18,229)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Annual Report - December 31, 2021

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2021 and 2020 were as follows:
	2021	2020
Ordinary income	$30,817,265	$19,610,215
Long-term capital gain	44,906,387	10,948,376
	$75,723,652	$30,558,591
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,275,616
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(2,059,590)
Net unrealized appreciation	242,288,461
Tax composition of capital	$241,504,487
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(2,059,590)

Annual Report - December 31, 2021

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2021 were as follows:
Federal tax cost of investments	$1,117,143,239
Gross unrealized appreciation on investments	339,449,453
Gross unrealized depreciation on investments	(97,160,992)
Net unrealized appreciation on investments	$242,288,461
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 232 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $5,409,486 in forward contracts for the reporting period.

Annual Report - December 31, 2021

Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2021 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$969,860 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 38,306	Unrealized depreciation on forward foreign currency contracts	$(18,229)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$814,695	Net change in unrealized appreciation on futures contracts	$514,151
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 43,776	Net change in unrealized appreciation on forward foreign currency contracts	$112,177
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets up to $1 billion dollars, 0.20% of the Fund’s average daily net assets over $1 billion dollars and 0.15% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.32% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2021, the amounts subject to recoupment were as follows:

Annual Report - December 31, 2021

Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$5,118	$18,462	$0	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all forty-six funds for which they serve as directors was $1,071,000 for the fiscal year ended December 31, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $382,012,644 and $136,885,460, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2021, the Fund had securities on loan valued at $31,392,432 and received collateral as reported on the Statement of Assets and Liabilities of $33,132,240 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2021

7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West International Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2022
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $2,873,268 and has derived gross income from sources within foreign countries amounting to $28,475,111.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2021, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 78	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	46	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	46	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 62	Independent Director	Since 2017	Director, Colorado State Housing Board; Regional Center Task Force; and former Director, Grand Junction Housing Authority; Counseling and Education Center	46	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 67	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	46	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 78	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	46	N/A
Interested Director******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer and Manager, GWCM; formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	46	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	46	N/A
Katherine L. Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 65	Chief Compliance Officer	Since 2016	Chief Compliance Officer, GWCM and AAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 47	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Corporate & Investments, Empower; Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York (“GWL&A of NY”); Vice President, Counsel & Secretary, GWCM; formerly, Vice President & Counsel, Great-West Funds; Vice President, Counsel & Secretary, AAG & GWFS	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 46	Treasurer	Since 2021	Assistant Vice President, Fund Administration, Empower; Treasurer, GWCM; Assistant Vice President & Treasurer, Great-West Trust Company, LLC (“GWTC”); formerly, Assistant Treasurer Great-West Funds & GWTC	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 35	Senior Counsel & Assistant Secretary	Since 2019	Assistant General Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWFS and GWTC; Senior Counsel & Secretary, AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 54	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Operations, Empower; Assistant Treasurer, GWCM; Assistant Vice President and Assistant Treasurer, GWTC	N/A	N/A
Robert T. Kelly 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2021	Assistant Vice President, Fund Financial Reporting & Tax, Empower; Assistant Treasurer, GWCM	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2022. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds and a Sub-Adviser of the Great-West Core Bond Fund. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value Fund and the Sub-Adviser of the Great-West T. Rowe Price Mid Cap Growth Fund. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Great-West Funds’ Forms N-PORT is available on the Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2020 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,026,559 for fiscal year 2020 and $996,300 for fiscal year 2021.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2020 and $40,000 for fiscal year 2021. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2020 and $0 for fiscal year 2021.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2020 equaled $2,132,450 and for fiscal year 2021 equaled $2,255,405.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2022